Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Debt [Table Text Block]
	As at December 31,
	2024	2023
Revolving Credit Facility	$995,520	$977,110
Senior Notes	495,519	518,982
Finance leases maturing at various dates through 2029	12,232	5,710
Other long-term debt maturing at various dates through 2030	5,204	837
	1,508,475	1,502,639

Less: current portion	6,061	1,796
Long-term debt - non-current	$1,502,414	$1,500,843

Schedule of Senior Unsecured Notes [Table Text Block]
		Maturity		Interest
	Term	Date	Carrying Value	Rate
Senior Notes due 2028 - €210,000	10-year	May 30, 2028	$216,950	2.23%
Senior Notes due 2031 - €125,000	10-year	October 7, 2031	129,114	1.52%
Senior Notes due 2031 - $150,000	10-year	October 7, 2031	149,455	3.02%
			$495,519

Schedule of Maturities of Long-Term Debt [Table Text Block]
For the year ended December 31,
2025	$6,061
2026	6,634
2027	2,757
2028	218,517
2029 and thereafter	1,274,506
$1,508,475